Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

February 28, 2021

AXS5-QTLY-0421
1.967946.107

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 3.0%
Media - 3.0%
Cogeco Communications, Inc.	23,700	$2,142,982
Gray Television, Inc.	333,700	6,056,655
TechTarget, Inc. (a)	79,200	6,623,496
		14,823,133
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.0%
Patrick Industries, Inc.	62,381	4,923,732
Diversified Consumer Services - 0.3%
Grand Canyon Education, Inc. (a)	15,700	1,643,633
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	56,700	3,889,053
Churchill Downs, Inc.	26,500	6,111,695
Lindblad Expeditions Holdings (a)	118,500	2,468,355
		12,469,103
Household Durables - 3.8%
Purple Innovation, Inc. (a)	49,600	1,824,784
Skyline Champion Corp. (a)	115,491	5,110,477
Taylor Morrison Home Corp. (a)	85,200	2,343,852
Tempur Sealy International, Inc.	81,000	2,706,210
TopBuild Corp. (a)	17,500	3,332,175
TRI Pointe Homes, Inc. (a)	159,700	3,034,300
		18,351,798
Internet & Direct Marketing Retail - 0.5%
Kogan.Com Ltd.	202,261	2,175,704
Leisure Products - 1.6%
Brunswick Corp.	31,300	2,765,981
Clarus Corp.	131,390	2,280,930
YETI Holdings, Inc. (a)	41,300	2,840,201
		7,887,112
Specialty Retail - 4.0%
American Eagle Outfitters, Inc. (b)	128,600	3,305,020
Boot Barn Holdings, Inc. (a)	60,600	3,661,452
Lithia Motors, Inc. Class A (sub. vtg.)	10,100	3,776,895
Murphy U.S.A., Inc.	36,800	4,587,120
Musti Group OYJ	135,079	4,354,814
		19,685,301
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	89,682	6,880,403

TOTAL CONSUMER DISCRETIONARY		74,016,786

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	143,520	5,766,634
Food Products - 0.9%
Nomad Foods Ltd. (a)	188,300	4,447,646

TOTAL CONSUMER STAPLES		10,214,280

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Enviva Partners LP	42,100	2,232,563
Hess Midstream LP	71,999	1,509,819
Renewable Energy Group, Inc. (a)	36,400	2,830,828
		6,573,210
FINANCIALS - 15.4%
Banks - 6.0%
ConnectOne Bancorp, Inc.	312,476	7,258,817
First Citizens Bancshares, Inc.	10,500	7,747,845
First Interstate Bancsystem, Inc.	99,100	4,501,122
Independent Bank Corp., Massachusetts	33,900	2,898,789
ServisFirst Bancshares, Inc.	73,700	3,652,572
Trico Bancshares	78,300	3,372,381
		29,431,526
Capital Markets - 3.1%
LPL Financial	53,200	6,997,928
Morningstar, Inc.	27,564	6,181,227
Patria Investments Ltd.	77,200	1,493,820
StepStone Group, Inc. Class A	6,700	241,267
		14,914,242
Consumer Finance - 1.5%
First Cash Financial Services, Inc.	54,100	3,425,612
PROG Holdings, Inc.	81,308	4,065,400
		7,491,012
Diversified Financial Services - 0.4%
Jaws Acquisition Corp. (a)	119,900	1,716,968
Insurance - 2.3%
Enstar Group Ltd. (a)	14,241	3,027,494
Old Republic International Corp.	151,300	2,924,629
Primerica, Inc.	38,000	5,366,740
		11,318,863
Thrifts & Mortgage Finance - 2.1%
Essent Group Ltd.	116,900	4,819,787
WSFS Financial Corp.	106,219	5,644,478
		10,464,265

TOTAL FINANCIALS		75,336,876

HEALTH CARE - 18.7%
Biotechnology - 6.4%
Acceleron Pharma, Inc. (a)	11,600	1,579,456
ADC Therapeutics SA (a)	19,718	524,302
Agios Pharmaceuticals, Inc. (a)	11,200	531,328
Aurinia Pharmaceuticals, Inc. (a)	50,500	707,000
Avid Bioservices, Inc. (a)	91,515	1,883,379
Bolt Biotherapeutics, Inc.	24,400	651,480
Cullinan Oncology, Inc.	900	36,378
FibroGen, Inc. (a)	43,000	2,151,290
Forma Therapeutics Holdings, Inc.	23,500	907,335
Global Blood Therapeutics, Inc. (a)	13,800	587,880
Keros Therapeutics, Inc.	13,800	903,486
Kura Oncology, Inc. (a)	47,800	1,338,400
Mirati Therapeutics, Inc. (a)	11,200	2,250,304
Novavax, Inc. (a)	20,500	4,740,215
Passage Bio, Inc.	34,200	616,284
Prelude Therapeutics, Inc.	13,965	870,438
PTC Therapeutics, Inc. (a)	32,400	1,850,040
Revolution Medicines, Inc.	38,200	1,744,976
Stoke Therapeutics, Inc. (a)	20,700	1,239,723
TG Therapeutics, Inc. (a)	57,300	2,508,021
Turning Point Therapeutics, Inc. (a)	13,400	1,579,994
Vaxcyte, Inc.	19,900	468,844
Xenon Pharmaceuticals, Inc. (a)	65,500	1,223,540
Zentalis Pharmaceuticals, Inc.	13,530	568,801
		31,462,894
Health Care Equipment & Supplies - 4.4%
BioLife Solutions, Inc. (a)	42,200	1,655,506
CryoPort, Inc. (a)(b)	46,400	2,758,016
Envista Holdings Corp. (a)	89,800	3,460,892
Haemonetics Corp. (a)	29,200	3,693,800
Heska Corp. (a)	15,900	2,995,560
Masimo Corp. (a)	8,300	2,081,059
Tandem Diabetes Care, Inc. (a)	33,900	3,254,061
TransMedics Group, Inc. (a)	37,300	1,338,697
		21,237,591
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	63,400	3,502,216
Chemed Corp.	10,700	4,763,747
LHC Group, Inc. (a)	12,824	2,330,249
Signify Health, Inc.	1,300	42,926
The Ensign Group, Inc.	44,300	3,633,486
The Joint Corp. (a)	21,100	839,991
		15,112,615
Health Care Technology - 0.8%
Phreesia, Inc. (a)	61,900	3,791,375
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (a)	5,017	892,976
Charles River Laboratories International, Inc. (a)	20,900	5,980,326
ICON PLC (a)	20,100	3,631,668
Syneos Health, Inc. (a)	40,200	3,109,470
		13,614,440
Pharmaceuticals - 1.2%
Arvinas Holding Co. LLC (a)	19,800	1,550,340
Horizon Therapeutics PLC (a)	22,600	2,054,566
IMARA, Inc.	13,000	163,670
Intra-Cellular Therapies, Inc. (a)	28,800	1,020,384
Nektar Therapeutics (a)	28,500	646,665
Terns Pharmaceuticals, Inc.	28,904	654,676
		6,090,301

TOTAL HEALTH CARE		91,309,216

INDUSTRIALS - 18.1%
Aerospace & Defense - 0.6%
Vectrus, Inc. (a)	50,000	2,730,000
Building Products - 1.7%
Gibraltar Industries, Inc. (a)	43,073	3,762,427
Masonite International Corp. (a)	40,700	4,465,604
		8,228,031
Commercial Services & Supplies - 1.5%
Knoll, Inc.	163,400	2,665,054
Tetra Tech, Inc.	32,900	4,552,373
		7,217,427
Construction & Engineering - 1.8%
EMCOR Group, Inc.	59,200	5,764,304
Valmont Industries, Inc.	12,600	2,980,278
		8,744,582
Electrical Equipment - 2.7%
Atkore, Inc. (a)	147,200	9,958,078
Generac Holdings, Inc. (a)	9,500	3,130,820
		13,088,898
Machinery - 4.8%
ESCO Technologies, Inc.	32,200	3,402,574
ITT, Inc.	54,100	4,489,218
Kornit Digital Ltd. (a)	12,900	1,459,377
Luxfer Holdings PLC sponsored	200,600	3,843,496
Oshkosh Corp.	62,800	6,656,800
SPX Flow, Inc. (a)	62,310	3,835,804
		23,687,269
Professional Services - 3.7%
ASGN, Inc. (a)	38,700	3,597,939
FTI Consulting, Inc. (a)	35,000	4,009,250
ICF International, Inc.	40,076	3,344,342
Insperity, Inc.	55,500	4,922,850
TriNet Group, Inc. (a)	30,600	2,456,262
		18,330,643
Road & Rail - 0.8%
TFI International, Inc.	59,000	4,119,380
Trading Companies & Distributors - 0.5%
GMS, Inc. (a)	63,000	2,305,800

TOTAL INDUSTRIALS		88,452,030

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 0.3%
AudioCodes Ltd.	55,097	1,569,714
Electronic Equipment & Components - 2.9%
ePlus, Inc. (a)	28,626	2,706,875
Insight Enterprises, Inc. (a)	69,298	5,792,620
Napco Security Technolgies, Inc. (a)	64,141	1,996,709
SYNNEX Corp.	39,413	3,514,063
		14,010,267
IT Services - 4.8%
Booz Allen Hamilton Holding Corp. Class A	32,900	2,537,906
Concentrix Corp. (a)	52,013	6,424,126
Endava PLC ADR (a)	30,601	2,706,658
Genpact Ltd.	65,600	2,652,864
Grid Dynamics Holdings, Inc. (a)	147,100	2,193,261
KBR, Inc.	141,400	4,383,400
Repay Holdings Corp. (a)	124,400	2,711,920
		23,610,135
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc.	31,500	3,290,175
Array Technologies, Inc.	49,888	1,849,847
Entegris, Inc.	32,800	3,450,888
Ichor Holdings Ltd. (a)	89,600	3,831,296
Synaptics, Inc. (a)	43,552	5,837,275
		18,259,481
Software - 4.2%
Digital Turbine, Inc. (a)	60,900	5,028,513
Five9, Inc. (a)	17,900	3,315,796
j2 Global, Inc. (a)	44,484	4,954,628
LivePerson, Inc. (a)	66,000	4,330,920
Rapid7, Inc. (a)	39,200	2,988,608
Viant Technology, Inc.	700	34,713
		20,653,178

TOTAL INFORMATION TECHNOLOGY		78,102,775

MATERIALS - 4.5%
Chemicals - 1.6%
Ashland Global Holdings, Inc.	33,200	2,792,784
Element Solutions, Inc.	279,800	5,050,390
		7,843,174
Construction Materials - 1.0%
Eagle Materials, Inc.	39,200	4,914,896
Containers & Packaging - 0.7%
Aptargroup, Inc.	27,800	3,615,946
Metals & Mining - 1.2%
Constellium NV (a)	286,000	3,786,640
ERO Copper Corp. (a)	105,300	1,857,603
		5,644,243

TOTAL MATERIALS		22,018,259

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Americold Realty Trust	93,800	3,286,752
CoreSite Realty Corp.	20,300	2,470,713
Essential Properties Realty Trust, Inc.	131,892	3,059,894
Summit Industrial Income REIT	173,300	1,841,125
		10,658,484
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	26,600	2,015,482
Cushman & Wakefield PLC (a)	311,233	4,817,887
		6,833,369

TOTAL REAL ESTATE		17,491,853

UTILITIES - 0.9%
Gas Utilities - 0.5%
Star Gas Partners LP	246,278	2,371,657
Multi-Utilities - 0.4%
Telecom Plus PLC	136,151	2,234,496

TOTAL UTILITIES		4,606,153

TOTAL COMMON STOCKS
(Cost $316,844,160)		482,944,571

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.07% (c)	3,450,061	3,450,751
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	7,450,715	7,451,460
TOTAL MONEY MARKET FUNDS
(Cost $10,902,211)		10,902,211

Equity Funds - 0.4%
Small Blend Funds - 0.4%
iShares Russell 2000 Index ETF (b)
(Cost $1,406,546)	8,900	1,942,959
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $329,152,917)		495,789,741
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(7,549,336)
NET ASSETS - 100%		$488,240,405

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$920
Fidelity Securities Lending Cash Central Fund	11,720
Total	$12,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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